Share-Based Compensation - Summary Of Stock Option, And Share Appreciation Rights (Details) - Two Thousand And Nineteen Lions Gate Plan $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($) $ / shares shares
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised (in shares) | shares	(0.1)
Common Class A [Member] | Stock Option And Share Appreciation Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, beginning of period (in shares) | shares	4.3
Forfeited or expired (in shares) | shares	(1.9)
Outstanding, end of period (in shares) | shares	2.4
Number of Shares, Vested or expected to vest | shares	2.4
Number of Shares, Exercisable | shares	2.4
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 26.35
Options exercised, weighted average exercise price (in USD per share) | $ / shares	7.7
Forfeited or expired, weighted average exercise price (in USD per share) | $ / shares	30.81
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	22.96
Weighted- Average Exercise Price Vested or expected to vest | $ / shares	22.96
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired | $ / shares	$ 22.96
Weighted- Average Remaining Contractual Term Ending	2 years 6 months 3 days
Weighted- Average Remaining Contractual Term Vested or expected to vest	2 years 6 months 3 days
Weighted- Average Remaining Contractual Term	2 years 6 months 3 days
Aggregate Intrinsic Value Ending | $	$ 0.1
Aggregate Intrinsic Value Vested or expected to vest | $	0.1
Aggregate Intrinsic Value Exercisable | $	$ 0.1
Class B Non-Voting Shares | Stock Option And Share Appreciation Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, beginning of period (in shares) | shares	19.0
Granted (in shares) | shares	0.3
Options exercised (in shares) | shares	(0.1)
Forfeited or expired (in shares) | shares	(2.1)
Outstanding, end of period (in shares) | shares	17.1
Number of Shares, Vested or expected to vest | shares	17.0
Number of Shares, Exercisable | shares	16.4
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 15.5
Granted, Weighted Average Exercise Price (in USD per share) | $ / shares	8.88
Options exercised, weighted average exercise price (in USD per share) | $ / shares	7.11
Forfeited or expired, weighted average exercise price (in USD per share) | $ / shares	27.72
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	13.92
Weighted- Average Exercise Price Vested or expected to vest | $ / shares	13.94
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired | $ / shares	$ 14.16
Weighted- Average Remaining Contractual Term Ending	5 years 1 month 13 days
Weighted- Average Remaining Contractual Term Vested or expected to vest	5 years 1 month 9 days
Weighted- Average Remaining Contractual Term	4 years 11 months 15 days
Aggregate Intrinsic Value Ending | $	$ 5.9
Aggregate Intrinsic Value Vested or expected to vest | $	5.9
Aggregate Intrinsic Value Exercisable | $	$ 5.6